Commitments and Contingencies - Narrative (Details) GJ in Millions	6 Months Ended
Jun. 30, 2022 CAD ($) GJ
FortisBC Energy | Gas purchase obligations
Site Contingency [Line Items]
Purchase commitment term	20 years
Maximum annual volume (in GJ) | GJ	9.3
FortisBC Holdings and Fortis | Claim related to pipeline rights
Site Contingency [Line Items]
Contingency accrual | $	$ 0